Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net (Loss) Income Per Common Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Allocation of net income, as adjusted					$ 10,817,039	$ 3,723,509
Diluted weighted average shares outstanding	4,445,813	28,750,000	12,771,004	28,750,000
Diluted net income per common share	$ (0.46)	$ 0.12	$ (0.35)	$ 0.29	$ 0.38	$ 0.16
Basic weighted average shares outstanding	4,445,813	28,750,000	12,771,004	28,750,000	28,750,000	23,866,438
Basic net income per common share	$ (0.46)	$ 0.12	$ (0.35)	$ 0.29	$ 0.38	$ 0.16
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Allocation of net income, as adjusted					$ 2,704,260	$ 1,101,850
Diluted weighted average shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Diluted net income per common share	$ (0.46)	$ 0.12	$ (0.35)	$ 0.29	$ 0.38	$ 0.16
Basic weighted average shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,025,685
Basic net income per common share	$ (0.46)	$ 0.12	$ (0.35)	$ 0.29	$ 0.38	$ 0.16
Allocation of net income, as adjusted [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Allocation of net income, as adjusted					$ 10,817,039	$ 3,723,509
Allocation of net income, as adjusted [Member] | Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Allocation of net income, as adjusted					$ 2,704,260	$ 1,121,354
Diluted weighted average shares outstanding [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Diluted weighted average shares outstanding					28,750,000	23,866,438
Diluted weighted average shares outstanding [Member] | Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net (Loss) Income Per Common Share [Line Items]
Diluted weighted average shares outstanding					7,187,500	7,187,500